Other Non-Current Assets (Details) - Schedule of Other Non-Current Assets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Non Current Assets [Abstract]
Deposits for operating lease	$ 36,164	$ 40,376